SCHEDULE OF GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Goodwill, balance	$ 6,693,099	$ 14,287,099
Goodwill impairment		(7,594,000)
Goodwill, balance	6,693,099	6,693,099
Discontinued operations, goodwill balance		19,112,733
Discontinued operations, goodwill balance	$ 6,693,099
Medigap Healthcare Insurance Company [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill impairment		$ (4,825,634)